JPMorgan International Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS - 98.1%

Australia - 2.7%
BHP Group plc	3,148	99,363

Belgium - 2.3%
KBC Group NV	979	85,130

Canada - 5.5%
Canadian National Railway Co.	717	87,407
Toronto-Dominion Bank (The)	1,395	111,767

		199,174

China - 4.6%
Alibaba Group Holding Ltd.*	4,047	63,429
Tencent Holdings Ltd.	1,641	102,822

		166,251

Denmark - 4.1%
Coloplast A/S, Class B	284	41,347
Novo Nordisk A/S, Class B	1,092	108,570

		149,917

Finland - 1.4%
Kone OYJ, Class B	774	50,136

France - 9.0%
Capgemini SE	289	64,862
L’Oreal SA	184	78,521
LVMH Moet Hennessy Louis Vuitton SE	137	112,695
Vinci SA	646	70,848

		326,926

Germany - 6.1%
adidas AG	190	52,068
Allianz SE (Registered)	393	101,013
Volkswagen AG (Preference)	336	70,052

		223,133

Hong Kong - 5.1%
AIA Group Ltd.	9,642	100,659
Hong Kong Exchanges & Clearing Ltd.	1,466	83,662
JD.com cash in lieu of shares*	78	2,961

		187,282

India - 3.1%
HDFC Bank Ltd., ADR	1,637	112,314

Indonesia - 1.9%
Bank Central Asia Tbk. PT	131,330	69,854

Japan - 6.2%
Hoya Corp.	308	39,990
Keyence Corp.	123	63,141
Kyowa Kirin Co. Ltd.	1,374	34,236
Sony Group Corp.	774	86,586

		223,953

Netherlands - 6.9%
Adyen NV*(a)	19	39,042
ASML Holding NV	148	100,273
Shell plc	4,371	112,286

		251,601

Russia - 1.4%
Sberbank of Russia PJSC, ADR	3,759	52,341

Singapore - 2.6%
DBS Group Holdings Ltd.	3,534	92,819

South Africa - 2.5%
Anglo American plc	2,089	92,104

South Korea - 4.8%
Delivery Hero SE*(a)	417	32,151
Samsung Electronics Co. Ltd.	2,305	143,375

		175,526

Spain - 1.7%
Iberdrola SA	5,473	62,744

Sweden - 1.6%
Atlas Copco AB, Class A	1,007	59,627

Switzerland - 6.8%
Lonza Group AG (Registered)	83	57,013
Nestle SA (Registered)	1,061	136,976
SGS SA (Registered)	19	54,816

		248,805

Taiwan - 4.1%
Sea Ltd., ADR*	273	40,963
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	892	109,361

		150,324

United Kingdom - 9.2%
Diageo plc	2,299	115,990
Linde plc	269	85,555
Persimmon plc	1,472	47,953
RELX plc	2,727	83,618

		333,116

United States - 4.5%
Ferguson plc	558	87,751
Schneider Electric SE	447	75,713

		163,464

TOTAL COMMON STOCKS (Cost $2,808,301)		3,575,904

SHORT-TERM INVESTMENTS - 1.5%

INVESTMENT COMPANIES - 1.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(b)(c)(Cost $55,082)	55,061	55,083

Total Investments - 99.6% (Cost $2,863,383)		3,630,987
Other Assets Less Liabilities - 0.4%		13,265

Net Assets - 100.0%		3,644,252

Percentages indicated are based on net assets.

JPMorgan International Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2022

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS

Banks	14.4%
Semiconductors & Semiconductor Equipment	5.8
Insurance	5.6
Metals & Mining	5.3
Textiles, Apparel & Luxury Goods	4.5
Technology Hardware, Storage & Peripherals	4.0
Pharmaceuticals	3.9
Professional Services	3.8
Food Products	3.8
Household Durables	3.7
Beverages	3.2
Oil, Gas & Consumable Fuels	3.1
Machinery	3.0
IT Services	2.9
Interactive Media & Services	2.8
Internet & Direct Marketing Retail	2.7
Trading Companies & Distributors	2.4
Road & Rail	2.4
Chemicals	2.4
Capital Markets	2.3
Health Care Equipment & Supplies	2.2
Personal Products	2.2
Electrical Equipment	2.1
Construction & Engineering	2.0
Automobiles	1.9
Electronic Equipment, Instruments & Components	1.7
Electric Utilities	1.7
Life Sciences Tools & Services	1.6
Entertainment	1.1
Short-Term Investments	1.5

Abbreviations
ADR	American Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2022.
*	Non-income producing security.

JPMorgan International Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities

Common Stocks
Australia	$–	$99,363	$–	$99,363
Belgium	–	85,130	–	85,130
Canada	199,174	–	–	199,174
China	–	166,251	–	166,251
Denmark	–	149,917	–	149,917
Finland	–	50,136	–	50,136
France	–	326,926	–	326,926
Germany	–	223,133	–	223,133
Hong Kong	–	187,282	–	187,282
India	112,314	–	–	112,314
Indonesia	–	69,854	–	69,854
Japan	–	223,953	–	223,953
Netherlands	–	251,601	–	251,601
Russia	52,341	–	–	52,341
Singapore	–	92,819	–	92,819
South Africa	–	92,104	–	92,104
South Korea	–	175,526	–	175,526
Spain	–	62,744	–	62,744
Sweden	–	59,627	–	59,627
Switzerland	–	248,805	–	248,805
Taiwan	150,324	–	–	150,324
United Kingdom	–	333,116	–	333,116
United States	–	163,464	–	163,464

Total Common Stocks	514,153	3,061,751	–	3,575,904

Short-Term Investments
Investment Companies	55,083	–	–	55,083
Total Investments in Securities	$569,236	$3,061,751	$–	$3,630,987

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at January 31, 2022	Shares at January 31, 2022	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	$47,837	$238,807	$231,556	$(5)	$—	(c)	$55,083	55,061	$6		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.09%(a)(b)	33,000	175,503	208,500	(3)	—	(c)	—	—	6		—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	3,469	70,217	73,686	—	—		—	—	—	(c)	—

Total	$84,306	$484,527	$513,742	$(8)	$—	(c)	$55,083		$12		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2022.
(c)	Amount rounds to less than one thousand.